WARRANT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) D $ / shares shares	Sep. 30, 2023 shares	Aug. 10, 2023 shares	Dec. 31, 2021 USD ($) shares
WARRANT LIABILITIES
Public warrants expiration term	10 years
Warrants outstanding | shares	2,871,084	14,266,605	14,266,605
Public Warrants
WARRANT LIABILITIES
Public warrants expiration term		5 years
Warrants outstanding | shares		8,333,272	8,333,272
MedTech Acquisition Corp | Warrants
WARRANT LIABILITIES
Maximum period after business combination in which to file registration statement	15 days
Period of time within which registration statement is expected to become effective	60 days
MedTech Acquisition Corp | Private Placement Warrants
WARRANT LIABILITIES
Warrants outstanding | $	$ 4,933,333			$ 4,933,333
Restrictions on transfer period of time after business combination completion	30 days
MedTech Acquisition Corp | Public Warrants
WARRANT LIABILITIES
Warrant exercise period condition one	30 days
Warrant exercise period condition two	12 months
Public warrants expiration term	5 years
Share price trigger used to measure dilution of warrants | $ / shares	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60
Trading period after business combination used to measure dilution of warrant	20
Warrant exercise price adjustment multiple	115
Warrant redemption price adjustment multiple	180
Warrants outstanding | shares	8,333,333			8,333,333
MedTech Acquisition Corp | Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
WARRANT LIABILITIES
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01
Redemption period	30 days
Warrant redemption condition minimum share price | $ / shares	$ 18.00
Threshold trading days for redemption of public warrants	20
Threshold consecutive trading days for redemption of public warrants	30
Threshold number of business days before sending notice of redemption to warrant holders	3